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1250 Broadway, New York, NY 10001-3701
(212) 401-5500
GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700
This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.
RPES/SEMI-ANNUAL 11/01

                                     [LOGO]

                                 SEMI-ANNUAL REPORT

        RESERVE PRIVATE EQUITY SERIES

        BLUE CHIP GROWTH FUND

        INFORMED INVESTORS GROWTH FUND

        INTERNATIONAL EQUITY FUND

        INTERNATIONAL SMALL-CAP FUND

        LARGE-CAP GROWTH FUND

        SMALL-CAP GROWTH FUND

        STRATEGIC GROWTH FUND

        NOVEMBER 30, 2001

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2001--(UNAUDITED)

                                                                        VALUE
SHARES   COMMON STOCKS--99.5%                                         (NOTE 1)
------   --------------------                                         --------
         APPLICATION SOFTWARE--2.6%
  9,200  Siebel Systems, Inc.*.....................................  $   205,620
                                                                     -----------
         AREOSPACE--4.9%
  5,700  Boeing Co.................................................      200,070
  2,200  L-3 Communications Holdings, Inc.*........................      183,436
                                                                     -----------
                                                                         383,506
                                                                     -----------
         BANK--5.9%
  3,575  Bank of America Corp......................................      219,434
  5,700  Wells Fargo & Co..........................................      243,960
                                                                     -----------
                                                                         463,394
                                                                     -----------
         BIO-TECHNOLOGY & MEDICAL DEVICES--3.6%
  4,250  Amgen, Inc.*..............................................      282,328
                                                                     -----------
         COMPUTER--3.5%
 19,100  Sun Microsystems, Inc.*...................................      271,984
                                                                     -----------
         COMPUTER MEMORY DEVICES--2.5%
 11,900  EMC Corp.*................................................      199,801
                                                                     -----------
         COMPUTER NETWORKING--3.1%
 11,923  Cisco Systems, Inc.*......................................      243,825
                                                                     -----------
         FINANCIAL SERVICES--6.9%
  5,821  Citigroup, Inc............................................      278,826
  4,725  Morgan Stanley Dean Witter & Co...........................      262,238
                                                                     -----------
                                                                         541,064
                                                                     -----------
         HEALTHCARE--2.4%
  4,800  HCA, Inc..................................................      186,190
                                                                     -----------
         HEALTHCARE EQUIPMENT--SCIENTIFIC--5.0%
  5,200  Applera Corp.-Applied Biosystems Group....................      172,120
  4,600  Medtronic, Inc............................................      217,488
                                                                     -----------
                                                                         389,608
                                                                     -----------
         HUMAN RESOURCES--2.3%
  6,600  Robert Half International, Inc.*..........................      177,870
                                                                     -----------
         INDUSTRIALS--CONGLOMERATES--3.0%
  6,125  General Electric Co.......................................      235,813
                                                                     -----------
         MULTI-LINE INSURANCE--5.7%
  3,062  American International Group, Inc.........................      252,309
  3,300  Hartford Financial Services Group, Inc....................      195,360
                                                                     -----------
                                                                         447,669
                                                                     -----------
                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         MULTIMEDIA--5.9%
  7,000  AOL Time Warner, Inc.*....................................  $   244,300
  5,000  Viacom Inc.*..............................................      218,250
                                                                     -----------
                                                                         462,550
                                                                     -----------
         OIL EXPLORATION AND PRODUCTION--2.0%
  3,050  Anadarko Petroleum Corp...................................      158,295
                                                                     -----------
         PHARMACEUTICAL SERVICES--6.2%
  5,600  King Pharmaceuticals, Inc.*...............................      223,104
  6,012  Pfizer, Inc...............................................      260,380
                                                                     -----------
                                                                         483,484
                                                                     -----------
         RETAILER-FOOD--2.6%
  4,500  Safeway, Inc.*............................................      200,520
                                                                     -----------
         RETAILERS--7.9%
  4,675  Best Buy Co., Inc.*.......................................      333,748
  4,200  Kohls Corp.*..............................................      284,970
                                                                     -----------
                                                                         618,718
                                                                     -----------
         SEMICONDUCTOR--8.9%
 10,000  Altera Corp.*.............................................      227,600
  5,100  Broadcom Corp.*...........................................      224,349
  7,600  Intel Corp................................................      248,216
                                                                     -----------
                                                                         700,165
                                                                     -----------
         SEMICONDUCTOR EQUIPMENT--2.9%
  5,700  Applied Materials, Inc.*..................................      226,575
                                                                     -----------
         SYSTEM SOFTWARE--8.7%
  4,250  Microsoft Corp.*..........................................      272,893
 12,500  Oracle Corp.*.............................................      175,375
  6,000  Veritas Software Corp.*...................................      233,340
                                                                     -----------
                                                                         681,608
                                                                     -----------
         TELECOMMUNICATIONS--EQUIPMENT--3.0%
  4,075  QUALCOMM, Inc.*...........................................      239,284
                                                                     -----------

        TOTAL INVESTMENTS
        (COST $7,591,731)...................................      99.5%    7,799,871
        OTHER ASSETS, LESS LIABILITIES......................       0.5        37,563
                                                              --------   -----------
        NET ASSETS..........................................     100.0%  $ 7,837,434
                                                              ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--BLUE CHIP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $7,591,731).....................................................................  $7,799,871
  Cash....................................................................................      33,124
  Dividend and interest receivable........................................................       4,439
                                                                                            ----------
    Total Assets..........................................................................   7,837,434
                                                                                            ----------
LIABILITIES:
  Total Liabilities.......................................................................           0
                                                                                            ----------
NET ASSETS (NOTES 1 & 5):.................................................................  $7,837,434
                                                                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $      911
  Paid in surplus.........................................................................  12,754,065
  Accumulated net investment loss.........................................................     (35,657)
  Accumulated net realized loss on investments............................................  (5,090,025)
  Net unrealized appreciation on investments..............................................     208,140
                                                                                            ----------
NET ASSETS................................................................................  $7,837,434
                                                                                            ==========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($6,455,963/634,492 shares).....................................................  $    10.18
                                                                                            ==========
  Class I ($1,381,471/276,148 shares).....................................................  $     5.00
                                                                                            ==========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)


INVESTMENT INCOME:
  Dividends...............................................................................  $   22,881
  Interest................................................................................         107
                                                                                            ----------
    Total Investment Income...............................................................      22,988
                                                                                            ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................      42,670
    Class I...............................................................................       6,886
  Distribution (12b-1) fees--Class R (Note 3).............................................       8,889
  Trustee fees............................................................................         200
                                                                                            ----------
    Total Expenses........................................................................      58,645
                                                                                            ----------
    Net Investment Loss...................................................................     (35,657)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments........................................................  (2,951,609)
  Net change in unrealized appreciation on investments....................................   1,018,600
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................  (1,933,009)
                                                                                            ----------
  Net Decrease in Net Assets Resulting from Operations....................................  $(1,968,666)
                                                                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 2001

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2001          2001
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................   $   (35,657)  $  (155,529)
  Net realized loss from investment transactions...........................    (2,951,609)   (2,050,576)
  Net change in unrealized appreciation (depreciation) on investments......     1,018,600    (2,851,067)
                                                                              -----------   -----------
  Net decrease in net assets resulting from operations.....................    (1,968,666)   (5,057,172)
                                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................            --    (1,914,400)
    Class I................................................................            --      (743,409)
                                                                              -----------   -----------
  Total distribution to shareholders.......................................            --    (2,657,809)
                                                                              -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................     4,877,912     5,727,497
  Reinvestment of distributions............................................            --     2,508,578
  Cost of shares redeemed..................................................    (5,695,763)   (5,911,814)
                                                                              -----------   -----------
  Net (decrease) increase in net assets resulting from capital share
    transactions...........................................................      (817,851)    2,324,261
                                                                              -----------   -----------
  Net decrease in net assets...............................................    (2,786,517)   (5,390,720)
NET ASSETS:
  Beginning of period......................................................    10,623,951    16,014,671
                                                                              -----------   -----------
  End of period............................................................   $ 7,837,434   $10,623,951
                                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2001--(UNAUDITED)

                                                                         VALUE
 SHARES    COMMON STOCKS--87.9%                                         (NOTE 1)
 ------    --------------------                                         --------
           APPLICATION SOFTWARE--1.0%
    3,500  Rational Software Corp.*..................................  $   66,500
                                                                       ----------
           CIRCUITS--3.1%
    5,100  Linear Technology Corp....................................     209,253
                                                                       ----------
           COMMERCIAL BANKS--1.0%
    2,800  Southtrust Corp.*.........................................      68,516
                                                                       ----------
           COMPUTER-INTEGRATED SYSTEM--3.4%
    7,100  Brocade Communication Systems, Inc.*......................     232,880
                                                                       ----------
           COMPUTER-LOCAL NETWORKS--3.6%
   12,100  Cisco Systems, Inc.*......................................     247,445
                                                                       ----------
           COMPUTER-MEMORY DEVICES--4.4%
   14,000  EMC Corp.*................................................     235,060
    1,700  VERITAS Software Corp.*...................................      66,113
                                                                       ----------
                                                                          301,173
                                                                       ----------
           COMPUTER SERVICES--1.0%
    1,000  Electronic Data Systems Corp..............................      69,220
                                                                       ----------
           COMPUTERS--1.0%
    5,000  Sun Microsystems, Inc.*...................................      71,200
                                                                       ----------
           ELECTRICAL-SEMICONDUCTOR EQUIP.--3.3%
    5,600  Applied Materials, Inc.*..................................     222,600
                                                                       ----------
           ELECTRONIC COMPONENTS-SEMICONDUCTORS--10.7%
    5,200  Broadcom Corp.*...........................................     228,748
    4,800  Nvidia Corp.*.............................................     262,272
    4,800  Qlogic Corp.*.............................................     237,360
                                                                       ----------
                                                                          728,380
                                                                       ----------
           ELECTRONICS--3.3%
    8,900  Flextronics International Ltd.*...........................     222,500
                                                                       ----------
           ENTERPRISE SOFTWARE/SERVICES--3.3%
   13,400  BEA Systems, Inc.*........................................     224,986
                                                                       ----------
           FINANCE-MORTGAGE LOAN/BANK--1.9%
    1,600  Fannie Mae................................................     125,760
                                                                       ----------
           INSURANCE-BROKERS--3.1%
   26,800  Life Partners Holdings, Inc.*.............................     134,000
   14,600  Life Partners Holdings, Inc. 144A*........................      73,000
                                                                       ----------
                                                                          207,000
                                                                       ----------
           INTERNET SECURITY--11.2%
    6,600  Check Point Software Technologies Ltd.*...................     252,780
                                                                         VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           INTERNET SECURITY--(CONTINUED)
    8,700  Network Associates, Inc.*.................................  $  199,665
    4,700  Symantec Corp.*...........................................     305,359
                                                                       ----------
                                                                          757,804
                                                                       ----------
           MEDICAL-BIOMED/GENETICS--6.7%
    6,800  Abgenix, Inc.*............................................     244,800
   18,920  Acacia Research Corp.*....................................     207,931
                                                                       ----------
                                                                          452,731
                                                                       ----------
           MEDICAL-GENERIC DRUGS--0.6%
    1,200  Mylan Laboratories, Inc...................................      41,376
                                                                       ----------
           MEDICAL-HOSPITAL--0.6%
      700  Tenet Healthcare Corp.*...................................      42,000
                                                                       ----------
           MEDICAL INSTRUMENTS--2.1%
    2,800  Boston Scientific Corp.*..................................      74,480
      900  St. Jude Medical, Inc.....................................      67,050
                                                                       ----------
                                                                          141,530
                                                                       ----------
           MINING-GEMS--1.5%
    5,200  Newmont Mining Corp.......................................     102,284
                                                                       ----------
           NETWORKING PRODUCTS--2.8%
    7,800  Juniper Networks, Inc.*...................................     191,724
                                                                       ----------
           OIL & GAS US EXPLORATION/PRODUCTION--1.7%
    3,400  Devon Energy Corp.........................................     116,926
                                                                       ----------
           OIL COMPANY-EXPLORATION/PRODUCTION--7.1%
    3,500  Anadarko Petroleum Corp...................................     181,650
    8,600  Burlington Resources, Inc.................................     302,204
                                                                       ----------
                                                                          483,854
                                                                       ----------
           RETAIL/DIVERSIFIED--1.1%
    1,000  Best Buy Company, Inc.*...................................      71,390
                                                                       ----------
           RETAIL/RESTAURANTS--0.9%
    1,700  Krispy Kreme Doughnuts, Inc.*.............................      63,325
                                                                       ----------
           RETAIL/WHOLESALE AUTO PARTS--4.0%
    4,000  AutoZone, Inc.*...........................................     269,200
                                                                       ----------
           WIRELESS EQUIPMENT--3.5%
    4,000  QUALCOMM, Inc.*...........................................     234,880
                                                                       ----------

                 TOTAL INVESTMENTS
                 (COST $5,234,135)...................................      87.9%   5,966,437
                 OTHER ASSETS, LESS LIABILITIES......................      12.1      823,211
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $6,789,648
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.
144A - Restricted on sale of shares under SEC Rule 144.

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $5,234,135).....................................................................  $ 5,966,437
  Cash....................................................................................      749,463
  Receivable for securities sold..........................................................       72,916
  Dividend and interest receivable........................................................          832
                                                                                            -----------
    Total Assets..........................................................................    6,789,648
                                                                                            -----------
LIABILITIES:
    Total Liabilities.....................................................................            0
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 6,789,648
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $       707
  Paid in surplus.........................................................................   15,018,923
  Accumulated net investment loss.........................................................       (5,815)
  Accumulated net realized loss on investments............................................   (8,956,469)
  Net unrealized appreciation on investments..............................................      732,302
                                                                                            -----------
NET ASSETS................................................................................  $ 6,789,648
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($5,864,516/595,472 shares).....................................................  $      9.85
                                                                                            ===========
  Class I ($925,131/110,441 shares).......................................................  $      8.38
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)


INVESTMENT INCOME:
  Interest................................................................................  $    36,858
  Dividends...............................................................................       10,662
                                                                                            -----------
    Total Investment Income...............................................................       47,520
                                                                                            -----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................       40,589
    Class I...............................................................................        4,791
  Distribution (12b-1) fees--Class R (Note 3).............................................        7,805
  Trustee fees............................................................................          150
                                                                                            -----------
    Total Expenses........................................................................       53,335
                                                                                            -----------
    Net Investment Loss...................................................................       (5,815)
                                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments........................................................     (891,628)
  Net change in unrealized appreciation on investments....................................      545,999
                                                                                            -----------
  Net realized and unrealized loss on investments.........................................     (345,629)
                                                                                            -----------
  Net Decrease in Net Assets Resulting from Operations....................................  $  (351,444)
                                                                                            ===========

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 2001

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2001           2001
                                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................   $    (5,815)  $     (1,362)
  Net realized loss from investment transactions...........................      (891,628)    (6,297,900)
  Net change in unrealized appreciation on investments.....................       545,999      2,128,269
                                                                              -----------   ------------
  Net decrease in net assets resulting from operations.....................      (351,444)    (4,170,993)
                                                                              -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................            --       (305,062)
    Class I................................................................            --        (50,631)
                                                                              -----------   ------------
  Total distributions to shareholders......................................            --       (355,693)
                                                                              -----------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................       115,468      2,897,578
  Reinvestment of distributions............................................            --        349,172
  Cost of shares redeemed..................................................      (910,192)    (8,994,901)
                                                                              -----------   ------------
  Net decrease in net assets resulting from capital share transactions.....      (794,724)    (5,748,151)
                                                                              -----------   ------------
  Net decrease in net assets...............................................    (1,146,168)   (10,274,837)
NET ASSETS:
  Beginning of period......................................................     7,935,816     18,210,653
                                                                              -----------   ------------
  End of period............................................................   $ 6,789,648   $  7,935,816
                                                                              ===========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

          THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2001--(UNAUDITED)

                                                                          VALUE
 SHARES    COMMON STOCKS--93.5%                                         (NOTE 1)
 ------    --------------------                                         --------
           AUSTRALIA--2.4%
   31,100  Macquarie InfraStructure Group............................  $    56,425
   24,200  Southcorp Ltd.............................................       97,340
    4,300  Toll Holdings Ltd.........................................       64,807
                                                                       -----------
                                                                           218,572
                                                                       -----------
           BERMUDA--1.0%
    1,300  Everest Re Group Ltd......................................       92,885
                                                                       -----------
           CANADA--4.1%
    7,000  Biovail Corp.*............................................      382,970
                                                                       -----------
           DENMARK--3.3%
    9,000  Vestas Wind Systems A/S...................................      300,094
                                                                       -----------
           FINLAND--2.3%
    9,000  Nokia Oyj.................................................      209,524
                                                                       -----------
           FRANCE--9.4%
    2,300  Altran Technologies S.A...................................      102,744
    8,400  Axa S.A...................................................      183,521
    2,000  BNP Paribas S.A...........................................      175,498
    4,100  Publicis Group............................................      102,462
    4,000  Societe Generale S.A......................................      217,761
    2,400  Vivendi Environnement S.A.................................       88,107
                                                                       -----------
                                                                           870,093
                                                                       -----------
           GERMANY--3.2%
      375  Allianz AG................................................       88,309
      900  Altana AG.................................................       45,128
    5,000  Bayerische Motoren Werke AG...............................      165,201
                                                                       -----------
                                                                           298,638
                                                                       -----------
           HONG KONG--9.8%
   94,000  China Unicom Ltd..........................................      107,277
   70,000  Espirit Holdings Ltd......................................       78,541
  228,000  Giordano International Ltd................................      103,789
   20,600  Hang Seng Bank Ltd........................................      223,210
   16,000  HSBC Holdings PLC.........................................      193,883
   50,000  Li & Fung Ltd.............................................       55,780
   20,000  Sun Hung Kai Properties Ltd...............................      147,464
                                                                       -----------
                                                                           909,944
                                                                       -----------
           INDIA--2.6%
    6,000  Doctor Reddy's Laboratories Ltd. ADR......................      105,600
    3,760  Wipro Ltd.................................................      129,833
                                                                       -----------
                                                                           235,433
                                                                       -----------
           IRELAND--4.1%
   28,400  Allied Irish Banks PLC....................................      295,380
   23,000  Anglo Irish Bank Corp. PLC................................       86,478
                                                                       -----------
                                                                           381,858
                                                                       -----------
                                                                          VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           ISRAEL--3.3%
    2,200  Amdocs Ltd................................................  $    72,754
    4,000  Teva Pharmaceutical Industries Ltd. ADR...................      234,000
                                                                       -----------
                                                                           306,754
                                                                       -----------
           ITALY--10.1%
   17,700  Banca Fideuram SpA........................................      130,909
   69,700  Banca Nazionale del Lavoro SpA*...........................      155,399
   15,000  Mediolanum SpA............................................      134,041
    7,000  Recordati SpA.............................................      132,063
   31,200  Riunione Adriatica di Sicurta SpA.........................      377,981
                                                                       -----------
                                                                           930,393
                                                                       -----------
           JAPAN--3.7%
    1,700  Aeon Credit Service Co., Ltd..............................      100,901
    5,000  Belluna Co., Ltd..........................................      168,020
    1,700  Ito En Ltd................................................       76,536
                                                                       -----------
                                                                           345,457
                                                                       -----------
           MEXICO--1.4%
  172,000  Grupo Financiero BBVA Bancomer, S.A. de C.V...............      131,618
                                                                       -----------
           NETHERLANDS--5.3%
   12,266  ING Groep N.V.............................................      320,703
    5,650  Koninklijke Ahold N.V.....................................      166,947
                                                                       -----------
                                                                           487,650
                                                                       -----------
           NORWAY--4.7%
   12,000  Tandberg ASA*.............................................      246,023
   17,600  Tomra Systems ASA.........................................      187,318
                                                                       -----------
                                                                           433,341
                                                                       -----------
           SINGAPORE--0.4%
   18,000  DataCraft Asia Ltd........................................       39,240
                                                                       -----------
           SPAIN--5.4%
   16,800  Banco Bilbao Vizcaya Argentaria, S.A......................      206,687
   14,400  Banco Santander Central Hispano S.A.......................      122,749
   13,900  Grupo Dragados, S.A.......................................      172,378
                                                                       -----------
                                                                           501,814
                                                                       -----------
           SWEDEN--4.1%
   15,000  Elekta AB*................................................      130,177
    7,700  Modern Times Group MTG AB*................................      166,157
   16,600  Swedish Match AB..........................................       83,322
                                                                       -----------
                                                                           379,656
                                                                       -----------
           SWITZERLAND--6.8%
      180  Disetronic Holding AG.....................................      127,780
    2,600  Novartis AG...............................................       91,573
    1,900  Tecan Group AG............................................      114,618

                       SEE NOTES TO FINANCIAL STATEMENTS.

          THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2001--(UNAUDITED) (CONTINUED)

                                                                          VALUE
 SHARES    COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
 ------    --------------------------                                   --------
           SWITZERLAND--(CONTINUED)
    3,900  UBS AG*...................................................  $   194,275
      400  Zurich Financial Services AG..............................      102,249
                                                                       -----------
                                                                           630,495
                                                                       -----------
           TAIWAN--0.9%
    5,400  Taiwan Semiconductors Manufacturing Co., Ltd. ADR*........       86,022
                                                                       -----------
           UNITED KINGDOM--5.2%
    7,400  Amvescap PLC..............................................      105,420
   17,100  HSBC Holdings UK..........................................      205,848
    5,500  Shire Pharmaceuticals Group PLC*..........................       65,425
    9,000  Standard Chartered PLC....................................      103,212
                                                                       -----------
                                                                           479,905
                                                                       -----------
           Total Common Stocks
           (Cost $8,678,124).........................................    8,652,356
                                                                       -----------

                                                                          VALUE
 SHARES    PREFERRED STOCKS--1.2%                                       (NOTE 1)
 ------    ----------------------                                       --------
           GERMANY--1.2%
      300  Porsche AG................................................  $   107,448
                                                                       -----------
           Total Preferred Stocks
           (Cost $57,018)............................................      107,448
                                                                       -----------

             TOTAL INVESTMENTS
             (COST $8,735,142)...................................      94.7%    8,759,804
             OTHER ASSETS, LESS LIABILITIES......................       5.3       491,618
                                                                   --------   -----------

             NET ASSETS..........................................     100.0%  $ 9,251,422
                                                                   ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

INDUSTRY COMPOSITION

INDUSTRY                                            PERCENT
--------                                            -------
Consumer Durables.................................     2.2%
Consumer NonCyclical..............................     3.5
Consumer Staples..................................     0.9
Financials........................................    42.7
HealthCare........................................    15.5
Industrial........................................     3.2
IT Services.......................................     1.5
Media.............................................     2.9
INDUSTRY                                            PERCENT
--------                                            -------

Property Development..............................     1.6%
Retail............................................     2.9
Services..........................................     6.8
Technology........................................     5.0
Telecommunications................................     4.2
Transportation....................................     1.8
Other Assets, Less Liabilities....................     5.3
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $8,735,142).....................................................................  $ 8,759,804
  Receivable for securities sold..........................................................      660,613
  Dividend and interest receivable........................................................       26,267
                                                                                            -----------
    Total Assets..........................................................................    9,446,684
                                                                                            -----------
LIABILITIES:
  Bank Overdraft..........................................................................      195,262
                                                                                            -----------
    Total Liabilities.....................................................................      195,262
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 9,251,422
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $       924
  Paid in surplus.........................................................................   10,887,975
  Accumulated net investment loss.........................................................      (99,554)
  Accumulated net realized loss on investments and foreign currency transactions..........   (1,568,010)
  Net unrealized appreciation on investments and translation of foreign currency..........       30,087
                                                                                            -----------
NET ASSETS................................................................................  $ 9,251,422
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($5,345,875/532,108 shares).....................................................  $     10.05
                                                                                            ===========
  Class I ($3,905,547/460,422 shares).....................................................  $      8.48
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)


INVESTMENT INCOME:
  Dividends*..............................................................................  $   45,410
  Interest................................................................................      13,009
                                                                                            ----------
    Total Investment Income...............................................................      58,419
                                                                                            ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................      55,613
    Class I...............................................................................      27,918
  Distribution (12b-1) fees--Class R (Note 3).............................................       8,970
  Trustee fees............................................................................         256
                                                                                            ----------
    Total Expenses........................................................................      92,757
                                                                                            ----------
    Net Investment Loss...................................................................     (34,338)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
    Net realized loss on investments transactions.........................................  (1,626,827)
    Net realized loss on foreign currency transactions....................................     (41,625)
    Net change in unrealized appreciation on investments..................................      34,535
    Net change in unrealized gain on translation of foreign currency......................       7,760
                                                                                            ----------
    Net realized and unrealized loss on investments and foreign currency..................  (1,626,157)
                                                                                            ----------
    Net Decrease in Net Assets Resulting from Operations..................................  $(1,660,495)
                                                                                            ==========

*  Dividends are net of foreign tax withholdings of $4,582.

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 2001

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2001           2001
                                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $    (34,338)  $    (66,601)
  Net realized (loss) gain on investment transactions......................    (1,626,827)       349,828
  Net realized loss on foreign currency transactions.......................       (41,625)       (72,792)
  Net change in unrealized appreciation (depreciation) on investments......        34,535     (4,682,769)
  Net change in unrealized gain (loss) on foreign currency transactions....         7,760         (1,255)
                                                                             ------------   ------------
  Net decrease in net assets resulting from operations.....................    (1,660,495)    (4,473,589)
                                                                             ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investments income
    Class I................................................................                      (14,079)
  Net realized gain on investments
    Class R................................................................            --     (2,438,268)
    Class I................................................................            --     (1,131,572)
                                                                             ------------   ------------
  Total distribution to shareholders.......................................            --     (3,583,919)
                                                                             ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    46,477,405     89,751,780
  Reinvestment of distributions............................................            --      2,455,737
  Cost of shares redeemed..................................................   (49,381,592)   (84,643,747)
                                                                             ------------   ------------
  Net (decrease) increase in net assets resulting from capital share
    transations............................................................    (2,904,187)     7,563,770
                                                                             ------------   ------------
  Net decrease in net assets...............................................    (4,564,682)      (493,738)
NET ASSETS:
  Beginning of period......................................................    13,816,104     14,309,842
                                                                             ------------   ------------
  End of period............................................................  $  9,251,422   $ 13,816,104
                                                                             ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2001--(UNAUDITED)

                                                                      VALUE
SHARES  COMMON STOCKS--97.1%                                         (NOTE 1)
------  --------------------                                         --------
        AUSTRALIA--23.2%
1,600   Billabong International Ltd...............................   $  6,966
1,150   BRL Hardy Ltd.............................................      6,313
  170   Cochlear Ltd..............................................      3,989
6,100   Macquarie Infrastructure Group............................     11,067
  900   Mayne Nickless Ltd........................................      3,393
4,300   Ramsay Health Care Ltd....................................     10,759
1,900   Sigma Co. Ltd.............................................      3,319
1,700   Southcorp Ltd.............................................      6,838
1,170   Toll Holdings Ltd.........................................     17,633
                                                                     --------
                                                                       70,277
                                                                     --------
        BELGIUM--3.8%
  280   Omega Pharma S.A..........................................     11,633
                                                                     --------
        DENMARK--2.0%
   90   Coloplast A/S.............................................      5,959
                                                                     --------
        FRANCE--5.8%
  280   Bonduelle S.C.A...........................................     11,533
  200   Neopost S.A.*.............................................      6,098
                                                                     --------
                                                                       17,631
                                                                     --------
        GERMANY--7.5%
  100   Gehe AG...................................................      3,814
  120   Schwarz Pharma AG.........................................      3,139
  300   Stada Arzneimittel AG.....................................      9,590
  140   Wella AG..................................................      6,168
                                                                     --------
                                                                       22,711
                                                                     --------
        HONG KONG--2.8%
28,000  Chaoda Modern Agriculture Holdings Ltd....................      8,527
                                                                     --------
        INDIA--2.3%
  400   Dr. Reddy's Laboratories Ltd. ADR.........................      7,040
                                                                     --------
        ISRAEL--4.8%
  400   Taro Pharmaceutical Industries Ltd.*......................     14,448
                                                                     --------
        ITALY--5.6%
  900   Recordati SpA.............................................     16,979
                                                                     --------
        JAPAN--4.6%
  100   Hokuto Corp...............................................      4,194
  100   Sammy Corp................................................      2,656
  200   USS Co., Ltd..............................................      7,109
                                                                     --------
                                                                       13,959
                                                                     --------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        NETHERLANDS--1.8%
  200   Sligro Beheer N.V.........................................   $  5,462
                                                                     --------
        NEW ZEALAND--2.0%
  550   Fisher & Paykel Appliances Holding Ltd.*..................      2,178
  528   Fisher & Paykel Healthcare Corp. Ltd......................      4,028
                                                                     --------
                                                                        6,206
                                                                     --------
        NORWAY--3.4%
  500   Tandberg ASA*.............................................     10,251
                                                                     --------
        SPAIN--7.2%
  200   Aurea Concesiones de Infraestructuras del Estado S.A......      4,119
  700   Grupo Dragados, S.A.......................................      8,683
  500   Grupo Ferrovial S.A.......................................      9,115
                                                                     --------
                                                                       21,917
                                                                     --------
        SWEDEN--5.7%
  800   Axfood AB.................................................      8,294
1,800   Swedish Match AB..........................................      9,035
                                                                     --------
                                                                       17,329
                                                                     --------
        UNITED KINGDOM--14.6%
1,400   Dairy Crest Group PLC.....................................      7,559
1,800   Electronics Boutique PLC..................................      3,277
  720   Enterprise Inns PLC.......................................      6,773
  900   Geest PLC.................................................      8,795
1,000   Jarvis PLC................................................      7,479
  400   Next PLC..................................................      5,117
1,000   Smith & Nephew PLC........................................      5,342
                                                                     --------
                                                                       44,342
                                                                     --------

                 TOTAL INVESTMENTS
                 (COST $270,673).....................................      97.1%    294,671
                 OTHER ASSETS, LESS LIABILITIES......................       2.9       8,658
                                                                       --------    --------

                 NET ASSETS..........................................     100.0%   $303,329
                                                                       ========    ========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2001--(UNAUDITED) (CONTINUED)

INDUSTRY COMPOSITION

INDUSTRY                                            PERCENT
--------                                            -------
Consumer Cyclical.................................     0.7%
Consumer Durables.................................     4.6
Consumer Staples..................................    25.0
Drugs & Healthcare................................    34.1
Retailing.........................................     7.3
INDUSTRY                                            PERCENT
--------                                            -------
Services..........................................    19.1%
Technology........................................     6.3
Other Assets, Less Liabilities....................     2.9
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $270,673).......................................................................  $  294,671
  Cash....................................................................................       7,839
  Dividend and interest receivable........................................................         819
                                                                                            ----------
    Total Assets..........................................................................     303,329
                                                                                            ----------
LIABILITIES:
    Total Liabilities.....................................................................           0
                                                                                            ----------
NET ASSETS (NOTES 1 & 5):.................................................................  $  303,329
                                                                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $       45
  Paid in surplus.........................................................................     445,889
  Accumulated net investment loss.........................................................        (157)
  Accumulated net realized loss on investments and foreign currency transactions..........    (166,455)
  Net unrealized appreciation on investments and translation of foreign currency..........      24,007
                                                                                            ----------
NET ASSETS................................................................................  $  303,329
                                                                                            ==========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($165,061/24,711 shares)........................................................  $     6.68
                                                                                            ==========
  Class I ($138,268/20,751 shares)........................................................  $     6.66
                                                                                            ==========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)


INVESTMENT INCOME:
  Dividends and interest*.................................................................  $    2,317
                                                                                            ----------
    Total Investment Income...............................................................       2,317
                                                                                            ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................       1,347
    Class I...............................................................................         904
  Distribution (12b-1) fees-Class R (Note 3)..............................................         217
  Trustee fees............................................................................           6
                                                                                            ----------
    Total Expenses........................................................................       2,474
                                                                                            ----------
    Net Investment Loss...................................................................        (157)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
  Net realized loss on investments transactions...........................................     (35,338)
  Net realized loss on foreign currency transactions......................................      (9,375)
  Net unrealized appreciation on investments..............................................      16,430
  Net unrealized loss on translation of foreign currency foreign currency.................         (12)
                                                                                            ----------
  Net realized and unrealized loss on investments and foreign currency....................     (28,295)
                                                                                            ----------
  Net Decrease in Net Assets Resulting from Operations....................................  $  (28,452)
                                                                                            ==========

*  Dividends are net of foreign withholding taxes of $235.

                       STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE FISCAL YEAR ENDED
                                  MAY 31, 2001

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2001          2001
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................     $   (157)    $  (2,737)
  Net realized loss on investments.........................................      (35,338)     (103,574)
  Net realized loss on foreign currency transactions.......................       (9,375)      (21,085)
  Net change in unrealized appreciation on investments.....................       16,430         7,568
  Net change in unrealized (loss) gain on translation of foreign
    currency...............................................................          (12)           21
                                                                                --------     ---------
  Net decrease in net assets resulting from operations.....................      (28,452)     (119,807)
                                                                                --------     ---------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................        5,497       608,831
  Cost of shares redeemed..................................................         (496)     (162,244)
                                                                                --------     ---------
  Net increase in net assets resulting from capital share transactions.....        5,001       446,587
                                                                                --------     ---------
  Net (decrease) increase in net assets....................................      (23,451)      326,780
NET ASSETS:
  Beginning of period......................................................      326,780            --
                                                                                --------     ---------
  End of period............................................................     $303,329     $ 326,780
                                                                                ========     =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2001--(UNAUDITED)

                                                                      VALUE
SHARES  COMMON STOCKS--88.9%                                         (NOTE 1)
------  --------------------                                         --------
        BROADCASTING/CABLE TV--3.2%
3,500   Viacom Inc.--Class B*.....................................  $  152,775
                                                                    ----------
        COMPUTER-PERIPHERAL--3.2%
1,300   International Business Machines Corp......................     150,267
                                                                    ----------
        COMPUTER-SERVICES--3.0%
4,000   AOL Time Warner, Inc.*....................................     139,600
                                                                    ----------
        COMPUTER SOFTWARE--5.7%
2,200   Microsoft Corp.*..........................................     141,262
8,900   Oracle Corp.*.............................................     124,867
                                                                    ----------
                                                                       266,129
                                                                    ----------
        DRUGS & HEALTHCARE--6.0%
3,500   Pfizer, Inc...............................................     151,585
3,700   Schering-Plough Corp......................................     132,201
                                                                    ----------
                                                                       283,786
                                                                    ----------
        INDUSTRIAL-CONGLOMERATES--6.5%
3,600   General Electric Co.......................................     138,600
2,800   Tyco International Ltd....................................     164,640
                                                                    ----------
                                                                       303,240
                                                                    ----------
        INFORMATION TECHNOLOGY-CONGLOMERATES--2.0%
9,900   Corning, Inc.*............................................      93,357
                                                                    ----------
        INSURANCE--8.8%
5,000   AFLAC, Inc................................................     137,000
1,600   American International Group, Inc.........................     131,840
3,000   Lincoln National Corp.....................................     143,100
                                                                    ----------
                                                                       411,940
                                                                    ----------
        MATERIALS-MANUFACTURING--3.4%
5,000   Mueller Industries, Inc.*.................................     160,250
                                                                    ----------
        NATURAL GAS--4.8%
2,500   El Paso Corp..............................................     111,250
7,000   Enron Corp.*..............................................       1,820
4,300   Williams Co., Inc.........................................     114,896
                                                                    ----------
                                                                       227,966
                                                                    ----------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        OIL--6.2%
3,000   Anadarko Petroleum Corp...................................  $  155,700
3,600   Exxon Mobil Corp..........................................     134,640
                                                                    ----------
                                                                       290,340
                                                                    ----------
        OIL SERVICES/EQUIPMENT--2.4%
4,000   Transocean Sedco Forex, Inc...............................     113,200
                                                                    ----------
        RECREATION--2.8%
6,400   The Walt Disney Co........................................     131,008
                                                                    ----------
        RESTAURANTS--3.3%
5,800   McDonald's Corp...........................................     155,672
                                                                    ----------
        RETAILERS--6.4%
3,300   The Home Depot, Inc.......................................     153,978
2,700   Wal-Mart Stores, Inc......................................     148,905
                                                                    ----------
                                                                       302,883
                                                                    ----------
        SECURITIES BROKERAGE--3.6%
11,900  The Charles Schwab Corp...................................     170,884
                                                                    ----------
        SEMICONDUCTOR--14.5%
29,000  Agere Systems, Inc.*......................................     149,640
5,800   Intel Corp................................................     189,428
8,500   Nokia Corp. ADR...........................................     195,585
4,500   Texas Instruments, Inc....................................     144,225
                                                                    ----------
                                                                       678,878
                                                                    ----------
        TELECOMMUNICATIONS--1.8%
36,000  Loral Space & Communications Ltd.*........................      82,800
                                                                    ----------
        TELECOMMUNICATIONS EQUIPMENT--1.3%
20,000  Acterna Corp.*............................................      62,400
                                                                    ----------

                 TOTAL INVESTMENTS
                 (COST $5,329,398)...................................      88.9%   4,177,375
                 OTHER ASSETS, LESS LIABILITIES......................      11.1      519,072
                                                                       --------   ----------

                 NET ASSETS..........................................     100.0%  $4,696,447
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $5,329,398).....................................................................  $ 4,177,375
  Cash....................................................................................      514,864
  Dividend and interest receivable........................................................        4,208
                                                                                            -----------
    Total Assets..........................................................................    4,696,447
                                                                                            -----------
LIABILITIES:
  Total Liabilities.......................................................................            0
                                                                                            -----------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 4,696,447
                                                                                            ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $       753
  Paid in surplus.........................................................................    6,250,443
  Accumulated net investment loss.........................................................      (12,044)
  Accumulated net realized loss on investments............................................     (390,682)
  Net unrealized depreciation on investments..............................................   (1,152,023)
                                                                                            -----------
NET ASSETS................................................................................  $ 4,696,447
                                                                                            ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($3,223,338/332,305 shares).....................................................  $      9.70
                                                                                            ===========
  Class I ($1,473,109/420,914 shares).....................................................  $      3.50
                                                                                            ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)


INVESTMENT INCOME:
  Dividends...............................................................................  $   12,452
  Interest................................................................................       5,576
                                                                                            ----------
    Total Investment Income...............................................................      18,028
                                                                                            ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................      19,964
    Class I...............................................................................       5,858
  Distribution (12b-1) fees (Note 3)......................................................       4,159
  Trustee fees............................................................................          91
                                                                                            ----------
    Total Expenses........................................................................      30,072
                                                                                            ----------
    Net Investment Loss...................................................................     (12,044)
                                                                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized gain on investments........................................................     120,990
  Net change in unrealized depreciation on investments....................................    (711,146)
                                                                                            ----------
  Net realized and unrealized loss on investments.........................................    (590,156)
                                                                                            ----------
  Net Decrease in Net Assets Resulting from Operations....................................  $ (602,200)
                                                                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 2001

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2001          2001
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................    $  (12,044)  $   (38,045)
  Net realized gain (loss) from investment transactions....................       120,990      (496,278)
  Net change in unrealized depreciation on investments.....................      (711,146)     (240,981)
                                                                               ----------   -----------
  Net decrease in net assets resulting from operations.....................      (602,200)     (775,304)
                                                                               ----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................                     (14,790)
    Class I................................................................            --        (8,160)
  Net realized gain on investments
    Class R................................................................                  (1,110,752)
    Class I................................................................            --      (438,230)
                                                                               ----------   -----------
  Total distributions to shareholders......................................            --    (1,571,932)
                                                                               ----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................       687,220     1,407,251
  Reinvestment of distributions............................................            --     1,492,240
  Cost of shares redeemed..................................................      (196,147)   (1,725,934)
                                                                               ----------   -----------
  Net increase in net assets resulting from capital share transactions.....       491,073     1,173,557
                                                                               ----------   -----------
  Net decrease in net assets...............................................      (111,127)   (1,173,679)
NET ASSETS:
  Beginning of period......................................................     4,807,574     5,981,253
                                                                               ----------   -----------
  End of period............................................................    $4,696,447   $ 4,807,574
                                                                               ==========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2001 (UNAUDITED)

                                                                        VALUE
SHARES   COMMON STOCKS--100.0%                                        (NOTE 1)
------   ---------------------                                        --------
         CAPITAL GOODS--6.2%
 82,000  Optimal Robotics Corp.*...................................  $ 2,156,600
 46,600  Orbotech, Ltd.*...........................................    1,174,786
 75,850  Vishay Intertechnology, Inc.*.............................    1,394,123
                                                                     -----------
                                                                       4,725,509
                                                                     -----------
         CONSUMER NON-DURABLES--6.0%
 97,350  Activision, Inc.*.........................................    2,419,148
 79,800  Fossil, Inc.*.............................................    1,735,650
  9,000  T-HQ, Inc.*...............................................      515,610
                                                                     -----------
                                                                       4,670,408
                                                                     -----------
         CONSUMER SERVICES--10.8%
118,100  Genesco, Inc.*............................................    2,267,520
 32,000  Hot Topic, Inc.*..........................................      909,120
 66,700  Tiffany & Co..............................................    1,920,960
 81,200  Williams-Sonoma, Inc.*....................................    3,155,432
                                                                     -----------
                                                                       8,253,032
                                                                     -----------
         ENERGY--6.1%
503,100  Canadian 88 Energy Corp.*.................................      578,565
 46,300  Newfield Exploration Co.*.................................    1,430,670
163,400  XTO Energy, Inc...........................................    2,655,250
                                                                     -----------
                                                                       4,664,485
                                                                     -----------
         FINANCIAL SERVICES--0.8%
 38,000  Charter Municipal Mortgage Acceptance Co..................      601,920
                                                                     -----------
         HEALTHCARE-BIOTECH/PHARMACEUTICALS--7.7%
 73,500  Alkermes, Inc.*...........................................    1,791,930
 41,000  OSI Pharmaceuticals, Inc.*................................    1,987,680
 56,000  Protein Design Labs, Inc.*................................    2,110,640
                                                                     -----------
                                                                       5,890,250
                                                                     -----------
         HEALTHCARE SERVICES--17.8%
 78,375  Accredo Health, Inc.*.....................................    2,896,740
 50,000  AdvancePCS.*..............................................    1,384,500
217,500  Caremark Rx, Inc.*........................................    3,262,500
259,500  Chronimed, Inc.*..........................................    1,518,075
 27,800  National Dentex Corp.*....................................      619,940
 63,000  Priority Healthcare Corp.*................................    2,080,827
168,600  Trizetto Group, Inc.*.....................................    1,893,378
                                                                     -----------
                                                                      13,655,960
                                                                     -----------
         HUMAN RESOURCES--2.9%
117,200  On Assignment, Inc.*......................................    2,223,284
                                                                     -----------
                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         TECHNOLOGY-ENTERPRISE SOFTWARE--18.5%
 38,250  Business Objects S.A. ADR*................................  $ 1,285,200
 23,200  Citrix Systems, Inc.*.....................................      518,984
109,000  Documentum, Inc.*.........................................    2,060,100
 59,500  HNC Software, Inc.*.......................................    1,279,250
 70,000  Manugistics Group, Inc.*..................................      826,000
124,200  MRO Software, Inc.*.......................................    2,111,400
100,000  Peregrine Systems, Inc.*..................................    1,555,000
 59,600  Rational Software Corp.*..................................    1,132,400
 77,775  Retek, Inc.*..............................................    2,220,476
 51,900  Serena Software, Inc.*....................................    1,217,574
                                                                     -----------
                                                                      14,206,384
                                                                     -----------
         TECHNOLOGY-HARDWARE/EQUIPMENT--6.6%
100,500  ATMI, Inc.*...............................................    2,271,300
 30,200  KLA-Tencor Corp.*.........................................    1,516,946
 60,000  LTX Corp.*................................................    1,277,400
                                                                     -----------
                                                                       5,065,646
                                                                     -----------
         TELECOMMUNICATIONS & EQUIPMENT--11.8%
133,600  Aeroflex, Inc.*...........................................    2,165,656
 81,100  Alpha Industries, Inc.*...................................    1,946,400
 80,000  Applied Micro Circuits Corp.*.............................    1,090,400
 56,100  DSP Group, Inc.*..........................................    1,251,591
130,700  JDS Uniphase Corp.*.......................................    1,317,456
 63,100  TranSwitch Corp.*.........................................      253,031
 65,000  Triquint Semiconductor, Inc.*.............................    1,033,500
                                                                     -----------
                                                                       9,058,034
                                                                     -----------
         TELECOMMUNICATIONS NETWORK--2.2%
 29,500  Juniper Networks, Inc.*...................................      725,110
 20,900  Scientific Atlanta, Inc...................................      562,001
 45,000  Spectrian Corp.*..........................................      408,600
                                                                     -----------
                                                                       1,695,711
                                                                     -----------
         TELECOMMUNICATIONS-SOFTWARE--2.6%
178,600  Witness Systems, Inc.*....................................    1,973,530

                 TOTAL INVESTMENTS
                 (COST $88,271,276)..................................     100.0%   76,684,153
                 OTHER ASSETS, LESS LIABILITIES......................       0.0         6,683
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $76,690,836
                                                                       ========   ===========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $88,271,276)....................................................................  $ 76,684,153
  Cash....................................................................................         6,474
  Dividend receivable.....................................................................           209
                                                                                            ------------
    Total Assets..........................................................................    76,690,836
                                                                                            ------------
LIABILITIES:
      Total Liabilities...................................................................             0
                                                                                            ------------
NET ASSETS (NOTES 1 & 5):.................................................................  $ 76,690,836
                                                                                            ============
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).................................................  $      2,626
  Paid in surplus.........................................................................   101,599,254
  Accumulated net investment loss.........................................................      (436,050)
  Accumulated net realized loss on investments............................................   (12,887,871)
  Net unrealized depreciation on investments..............................................   (11,587,123)
                                                                                            ------------
NET ASSETS................................................................................  $ 76,690,836
                                                                                            ------------
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($56,760,370/1,674,755 shares)..................................................  $      33.89
                                                                                            ============
  Class I ($19,930,466/950,278 shares)....................................................  $      20.97
                                                                                            ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)


INVESTMENT INCOME:
  Interest................................................................................  $  116,465
  Dividends...............................................................................       9,222
                                                                                            ----------
    Total Investment Income...............................................................     125,687
                                                                                            ----------
EXPENSES:
  Comprehensive management fee (Note 3)
    Class R...............................................................................     380,913
    Class I...............................................................................     105,944
  Distribution (12b-1) fees-Class R (Note 3)..............................................      73,252
  Trustee fees............................................................................       1,628
                                                                                            ----------
      Total Expenses......................................................................     561,737
                                                                                            ----------
      Net Investment Loss.................................................................    (436,050)
                                                                                            ----------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS (NOTE 1):
      Net realized loss on investments....................................................  (4,109,310)
      Net change in unrealized depreciation on investments................................  (5,166,708)
                                                                                            ----------
      Net realized and unrealized loss on investments.....................................  (9,276,018)
                                                                                            ----------
      Net Decrease in Net Assets Resulting from Operations................................  $(9,712,068)
                                                                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND THE YEAR ENDED
                                  MAY 31, 2001

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2001           2001
                                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................  $   (436,050)  $   (524,211)
  Net realized loss from investment transactions...........................    (4,109,310)    (8,762,615)
  Net change in unrealized depreciation on investments.....................    (5,166,708)   (11,589,734)
                                                                             ------------   ------------
  Net decrease in net assets resulting from operations.....................    (9,712,068)   (20,876,560)
                                                                             ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class R................................................................                   (1,109,350)
    Class I................................................................                     (573,355)
                                                                             ------------   ------------
  Total distributions to shareholders......................................            --     (1,682,705)
                                                                             ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................    77,187,235    128,257,178
  Reinvestment of distributions............................................            --      1,596,405
  Cost of shares redeemed..................................................   (78,225,446)   (52,953,196)
                                                                             ------------   ------------
  Net (decrease) increase in net assets resulting from capital share
    transactions...........................................................    (1,038,211)    76,900,387
                                                                             ------------   ------------
  Net (decrease) increase in net assets....................................   (10,750,279)    54,341,122
NET ASSETS:
  Beginning of period......................................................    87,441,115     33,099,993
                                                                             ------------   ------------
  End of period............................................................  $ 76,690,836   $ 87,441,115
                                                                             ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2001--(UNAUDITED)

                                                                      VALUE
SHARES  COMMON STOCKS--99.6%                                         (NOTE 1)
------  --------------------                                         --------
        BUSINESS SERVICES--2.3%
4,000   FedEx Corp.*..............................................  $  183,440
                                                                    ----------
        CONGLOMERATE & DIVERSIFIED COMPANIES--5.9%
4,500   General Electric Co.......................................     173,250
5,000   Tyco International Ltd....................................     294,000
                                                                    ----------
                                                                       467,250
                                                                    ----------
        ENERGY--4.1%
2,000   Anadarko Petroleum Corp...................................     103,800
2,500   BP PLC ADR................................................     110,425
3,000   Exxon Mobil Corp..........................................     112,200
                                                                    ----------
                                                                       326,425
                                                                    ----------
        FINANCIAL-BANKS/S&L--3.9%
2,250   JP Morgan Chase & Co......................................      84,870
3,000   Mellon Financial Corp.....................................     112,170
2,500   Wells Fargo & Co..........................................     107,000
                                                                    ----------
                                                                       304,040
                                                                    ----------
        FINANCIAL-BROKERAGES & INSURANCE--7.0%
8,250   The Charles Schwab Corp...................................     118,470
3,500   Citigroup, Inc............................................     167,650
1,000   The Goldman Sachs Group, Inc..............................      88,900
1,000   Morgan Stanley Dean Witter & Co...........................      55,500
5,000   Stillwell Financial, Inc..................................     118,600
                                                                    ----------
                                                                       549,120
                                                                    ----------
        HEALTH--11.4%
2,000   Amgen, Inc.*..............................................     132,860
2,000   Bristol-Myers Squibb Co...................................     107,520
2,000   Genentech, Inc.*..........................................     114,900
4,000   Johnson & Johnson.........................................     233,000
2,000   Merck & Co., Inc..........................................     135,500
3,750   Pfizer, Inc...............................................     162,412
  300   Zimmer Holdings, Inc.*....................................       9,678
                                                                    ----------
                                                                       895,870
                                                                    ----------
        INDEX--1.5%
3,000   NASDAQ 100 Index tracking Stock*..........................     119,370
                                                                    ----------
        MEDIA & LEISURE--10.8%
6,000   AOL Time Warner, Inc.*....................................     209,400
5,000   Comcast Corp. -- Special Class A*.........................     190,000
6,000   McDonald's Corp...........................................     161,040
5,000   Starbucks Corp.*..........................................      88,600
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        MEDIA & LEISURE--(CONTINUED)
4,000   The Walt Disney Co........................................  $   81,880
2,400   Vivendi Universal S.A. ADR................................     121,560
                                                                    ----------
                                                                       852,480
                                                                    ----------
        NON-DURABLES--8.6%
3,000   Colgate-Palmolive Co......................................     175,080
3,000   Kimberly-Clark Corp.......................................     174,510
2,500   Proctor and Gamble Co.....................................     193,650
3,000   Safeway, Inc.*............................................     133,680
                                                                    ----------
                                                                       676,920
                                                                    ----------
        RETAILING--9.4%
3,500   The Gap, Inc..............................................      46,305
5,000   The Home Depot, Inc.......................................     233,300
3,000   K-Mart Corp.*.............................................      18,300
6,000   Target Corp...............................................     225,240
4,000   Wal-Mart Stores, Inc......................................     220,600
                                                                    ----------
                                                                       743,745
                                                                    ----------
        TECHNOLOGY-HARDWARE--12.0%
  572   Agilent Technologies, Inc.*...............................      15,598
3,000   Applied Materials, Inc.*..................................     119,250
4,000   Cisco Systems, Inc.*......................................      81,800
3,000   Dell Computer Corp.*......................................      83,790
5,000   EMC Corp..................................................      83,950
4,000   Intel Corp................................................     130,640
3,000   International Business Machines Corp......................     346,770
6,000   Solectron Corp.*..........................................      88,200
                                                                    ----------
                                                                       949,998
                                                                    ----------
        TECHNOLOGY-INTERNET--0.4%
5,170   At Home Corp.*............................................         238
  160   Exodus Communications, Inc.*..............................          16
1,000   The Internet HOLDRs Trust *...............................      34,750
   60   PSINET, Inc.*.............................................           1
                                                                    ----------
                                                                        35,005
                                                                    ----------
        TECHNOLOGY-SOFTWARE--7.5%
2,000   Advent Software, Inc.*....................................     100,040
4,500   Citrix Systems, Inc.*.....................................     100,665
3,800   Microsoft Corp.*..........................................     243,998
8,000   Oracle Corp.*.............................................     112,240
  893   VERITAS Software Corp.*...................................      34,729
                                                                    ----------
                                                                       591,672
                                                                    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND
 SCHEDULE OF PORTFOLIO INVESTMENTS--NOVEMBER 30, 2001--(UNAUDITED) (CONTINUED)

                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        TELECOMMUNICATIONS--12.9%
  500   Avaya, Inc.*..............................................  $    5,685
2,000   KPNQwest NV*..............................................      16,600
6,000   Lucent Technologies, Inc.*................................      43,920
3,000   Nokia Corp. ADR...........................................      69,030
6,000   Plantronics, Inc.*........................................     146,640
4,500   QUALCOMM, Inc.*...........................................     264,240
5,000   Qwest Communications International, Inc...................      59,500
5,000   Verizon Communications, Inc...............................     235,000
4,000   Vodafone Group plc ADR....................................     101,360
5,250   WorldCom, Inc.*...........................................      76,335
                                                                    ----------
                                                                     1,018,310
                                                                    ----------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        UTILITIES--1.9%
5,000   AES Corp.*................................................  $   82,600
3,000   Calpine Corp.*............................................      64,680
                                                                    ----------
                                                                       147,280
                                                                    ----------

                 TOTAL INVESTMENTS
                 (COST $9,779,818)...................................      99.6%   7,860,925
                 OTHER ASSETS, LESS LIABILITIES......................       .04       31,066
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $7,891,991
                                                                       ========   ==========

-----------------

Value of investments are shown as a percentage of net assets.
*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2001 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $9,779,818).............................  $ 7,860,925
  Cash............................................       23,689
  Dividend and interest receivable................        6,237
  Receivable for securities sold..................        1,140
                                                    -----------
    Total Assets..................................    7,891,991
                                                    -----------
LIABILITIES:
    Total Liabilities.............................            0
                                                    -----------
NET ASSETS (NOTES 1 & 5):.........................  $ 7,891,991
                                                    ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001).........  $       961
  Paid in surplus.................................   11,005,829
  Accumulated net investment income...............        6,783
  Accumulated net realized loss on investments....   (1,202,689)
  Net unrealized depreciation on investments......   (1,918,893)
                                                    -----------
NET ASSETS........................................  $ 7,891,991
                                                    ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,218,139/149,658 shares).............  $      8.14
                                                    ===========
  Class I ($6,673,852/811,682 shares).............  $      8.22
                                                    ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)


INVESTMENT INCOME:
  Dividends*......................................  $   30,411
  Interest........................................       1,870
                                                    ----------
    Total Investment Income.......................      32,281
                                                    ----------
EXPENSES:
Comprehensive management fee (Note 3)
    Class R.......................................       7,689
    Class I.......................................      32,112
  Distribution (12b-1) fees--Class R (Note 3).....       1,602
  Trustee fees....................................         185
                                                    ----------
    Total Expenses................................      41,588
                                                    ----------
  Net Investment Loss.............................      (9,307)
                                                    ----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments................    (386,263)
  Net change in unrealized depreciation on
    investments...................................    (942,129)
                                                    ----------
  Net realized and unrealized loss on
    investments...................................  (1,328,392)
                                                    ----------
  Net Decrease in Net Assets Resulting from
    Operations....................................  $(1,337,699)
                                                    ==========

*  Dividends are net of foreign tax withholdings of $271

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED) AND YEAR ENDED MAY 31,
                                      2001

                                          NOVEMBER 30,    MAY 31,
                                              2001         2001
                                          ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment (loss) gain............  $    (9,307)  $    43,616
  Net realized loss from investment
    transactions........................     (386,263)     (745,638)
  Net change in unrealized depreciation
    on investments......................     (942,129)   (1,500,229)
                                          -----------   -----------
  Net decrease in net assets resulting
    from operations.....................   (1,337,699)   (2,202,251)
                                          -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investments income--Class I.......           --       (27,526)
                                          -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares......      392,151     3,247,825
  Cost of shares redeemed...............   (1,006,697)   (1,309,662)
                                          -----------   -----------
  Net (decrease) increase in net assets
    resulting from capital share
    transactions........................     (614,546)    1,938,163
                                          -----------   -----------
  Net decrease in net assets............   (1,952,245)     (291,614)
NET ASSETS:
  Beginning of period...................    9,844,236    10,135,850
                                          -----------   -----------
  End of period.........................  $ 7,891,991   $ 9,844,236
                                          ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of seven regulated investment companies (commonly called mutual funds):
     Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund (August 1, 2000, commencement of operation), Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (each "Fund"; collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes.

     The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest of $.001 par value.

     The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION
     ---------------------------------------------------------------------------

     Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     ---------------------------------------------------------------------------

     Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December.

     Income and net realized capital gain distributions are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments from net operating losses and the recognition of net realized gains and losses.

     FOREIGN CURRENCY TRANSLATION
     ---------------------------------------------------------------------------

     With respect to the Reserve International Equity Fund and the Reserve International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date.

     The Funds do not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held.

     FEDERAL INCOME TAXES
     ---------------------------------------------------------------------------

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

     The following funds have capital loss carryfowards expiring on May 31, 2009 as follows:

                                                            TOTAL
                                                          ----------
      Informed Investors Growth Fund....................  $3,398,638
      International Small-Cap Fund......................      22,437
      Large-Cap Growth Fund.............................     263,785
      Small-Cap Growth Fund.............................   1,729,117
      Strategic Growth Fund.............................     113,831

(2)  INVESTMENT ACTIVITY
--------------------------------------------------------------------------------

     For the six months ended November 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                 AGGREGATE    AGGREGATE
                                                 PURCHASES      SALES
                                                -----------  -----------
      Blue Chip Growth Fund...................  $ 5,486,399  $ 6,349,147
      Informed Investors Growth Fund..........    9,365,128    8,065,279
      International Equity Fund...............    4,371,051    6,881,679
      International Small-Cap Fund............      231,421      240,406
      Large-Cap Growth Fund...................    1,622,923    1,509,233
      Small-Cap Growth Fund...................    9,599,457    4,405,208
      Strategic Growth Fund...................      377,599      416,984

     At November 30, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                       NET UNREALIZED
                                                                       APPRECIATION/
                                           APPRECIATION  DEPRECIATION  (DEPRECAITON)
                                           ------------  ------------  --------------
      Blue Chip Growth Fund..............   $  697,157   $   (489,017)  $    208,140
      Informed Investors Growth Fund.....      975,185       (242,883)       732,302
      International Equity Fund..........      756,777       (732,115)        24,662
      International Small-Cap Fund.......       34,398        (10,400)        23,998
      Large-Cap Growth Fund..............       78,842     (1,230,865)    (1,152,023)
      Small-Cap Growth Fund..............    8,151,449    (19,738,572)   (11,587,123)
      Strategic Growth Fund..............      638,487     (2,557,380)    (1,918,893)

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser (the "Advisor") subject to the direction of the Trustees. Under the Investment Management Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, or any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest, taxes, brokerage fees, extraordinary legal and accounting fees, and the fees of the disinterested Trustees for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives the a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

                                                 CLASS R     CLASS I
                                                ----------  ----------
      Blue Chip Growth Fund...................      1.20%       0.90%
      Informed Investors Growth Fund..........      1.30        1.00
      International Equity Fund...............      1.55        1.25
      International Small-Cap Fund............      1.55        1.25
      Large-Cap Growth Fund...................      1.20        0.90
      Small-Cap Growth Fund...................      1.30        1.00
      Strategic Growth Fund...................      1.20        0.90

     RMCI and the Trust have retained registered investment advisers to serve as the Fund's sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

     For their services, the Sub-Advisers of the Funds, with the exception of Condor Capital Management ("Condor"), receives an annual fee of up to one-half of the Adviser's net profit for the year before taxes of the respective Fund. Net profit is deemed to be the

--------------------------------------------------------------------------------
     comprehensive management fee and 12b-1 fees less direct and allocated fund expenses and all applicable sales and marketing costs. For the services rendered by Condor, the Adviser shall pay to Condor at the end of each calendar quarter an annualized fee equal to 0.30% of the Fund's assets. The Adviser may also pay a Sub-Adviser for marketing assistance.

     The Trust has entered into a distribution plan (the "Plan") with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. As distributor, RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own expense financial consultants and compensating broker-dealers who supply distribution assistance to RESRV. RESRV also is responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives an annual fee of 0.25% of Class R's average daily net assets. Class I shares do not participate in the Plan.

                                                          DISTRIBUTION FEE
                                                          ----------------
      Blue Chip Growth Fund.............................      $  8,889
      Informed Investors Growth Fund....................         7,805
      International Equity Fund.........................         8,970
      International Small-Cap Fund......................           217
      Large-Cap Growth Fund.............................         4,159
      Small-Cap Growth Fund.............................        73,252
      Strategic Growth Fund.............................         1,602

     TRANSACTIONS WITH AFFILIATES
     ---------------------------------------------------------------------------

     As of November 30, 2001, certain key officers of RMCI owned 27.6% of Blue Chip Growth Fund, 22.1% of Informed Investors Growth Fund, 6.4% of International Equity Fund, 44.4% of International Small-Cap Fund, 30.6% of Large-Cap Growth Fund, 4.1% of Small-Cap Growth Fund and 0.7% of Strategic Growth Fund.

(4)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the six months ended November 30, 2001, the capital stock transactions of each Fund were as follows:

                                              CLASS R                   CLASS I
                                      ------------------------  ------------------------
      RESERVE BLUE CHIP GROWTH FUND     SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------   ----------  ------------  ----------  ------------
      Sold..........................       6,619  $     67,209     943,145  $  4,810,703
      Redeemed......................     (82,470)     (766,574)   (969,692)   (4,929,189)
                                      ----------  ------------  ----------  ------------
      Net Decrease..................     (75,851) $   (699,365)    (26,547) $   (118,486)
                                      ==========  ============  ==========  ============

                                                      CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    SHARES       AMOUNT       SHARES       AMOUNT
      --------------------------------------  ----------  ------------  ----------  ------------
      Sold..............................           7,233  $     71,160       5,236  $     44,308
      Redeemed..........................         (85,181)     (846,294)     (8,615)      (63,898)
                                              ----------  ------------  ----------  ------------
      Net Decrease......................         (77,948) $   (775,134)     (3,379) $    (19,590)
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES       AMOUNT       SHARES       AMOUNT
      ---------------------------------       ----------  ------------  ----------  ------------
      Sold..............................       2,543,360  $ 26,421,763   2,243,291  $ 20,055,642
      Redeemed..........................      (2,834,099)  (30,011,709) (2,172,086)  (19,369,883)
                                              ----------  ------------  ----------  ------------
      Net (Decrease) Increase...........        (290,739) $ (3,589,946)     71,205  $    685,759
                                              ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL SMALL-CAP FUND    SHARES       AMOUNT       SHARES       AMOUNT
      ------------------------------------    ----------  ------------  ----------  ------------
      Sold..............................             294  $      2,100         480  $      3,397
      Redeemed..........................             (69)         (458)         (6)          (38)
                                              ----------  ------------  ----------  ------------
      Net Increase......................             225  $      1,642         474  $      3,359
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          13,502  $    121,478     155,089  $    565,742
      Redeemed..........................         (15,589)     (154,734)    (13,264)      (41,413)
                                              ----------  ------------  ----------  ------------
      Net (Decrease) Increase...........          (2,087) $    (33,256)    141,825  $    524,329
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................       1,815,417  $ 55,837,549   1,003,980  $ 21,349,686
      Redeemed..........................      (1,877,970)  (58,116,214)   (966,594)  (20,109,232)
                                              ----------  ------------  ----------  ------------
      Net (Decrease) Increase...........         (62,553) $ (2,278,665)     37,386  $  1,240,454
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................             356  $      2,990      45,573  $    389,161
      Redeemed..........................          (2,457)      (19,504)   (111,881)     (987,193)
                                              ----------  ------------  ----------  ------------
      Net Decrease......................          (2,101) $    (16,514)    (66,308) $   (598,032)
                                              ==========  ============  ==========  ============

     For the year ended May 31, 2001, the capital stock transactions of each Fund was as follows:

                                              CLASS R                   CLASS I
                                      ------------------------  ------------------------
      RESERVE BLUE CHIP GROWTH FUND     SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------   ----------  ------------  ----------  ------------
      Sold..........................     224,491  $  4,667,936      84,993  $  1,059,561
      Reinvested....................     118,102     1,887,675      78,162       620,903
      Redeemed......................    (279,667)   (5,642,400)    (32,411)     (269,414)
                                      ----------  ------------  ----------  ------------
      Net Increase..................      62,926  $    913,211     130,744  $  1,411,050
                                      ==========  ============  ==========  ============

                                                      CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INFORMED INVESTORS GROWTH FUND    SHARES       AMOUNT       SHARES       AMOUNT
      --------------------------------------  ----------  ------------  ----------  ------------
      Sold..............................         136,865  $  2,300,663      40,367  $    596,915
      Reinvested........................          29,211       298,541       5,847        50,631
      Redeemed..........................        (514,736)   (8,632,440)    (32,783)     (362,461)
                                              ----------  ------------  ----------  ------------
      Net (Decrease) Increase...........        (348,660) $ (6,033,236)     13,431  $    285,085
                                              ==========  ============  ==========  ============

--------------------------------------------------------------------------------

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES       AMOUNT       SHARES       AMOUNT
      ---------------------------------       ----------  ------------  ----------  ------------
      Sold..............................       4,848,367  $ 83,034,858     415,898  $  6,716,922
      Reinvested........................         163,322     2,441,658       1,114        14,079
      Redeemed..........................      (4,864,201)  (83,979,291)    (57,464)     (664,456)
                                              ----------  ------------  ----------  ------------
      Net Increase......................         147,488  $  1,497,225     359,548  $  6,066,545
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE INTERNATIONAL SMALL-CAP FUND    SHARES       AMOUNT       SHARES       AMOUNT
      ------------------------------------    ----------  ------------  ----------  ------------
      Sold..............................          41,065  $    405,025      20,463  $    203,806
      Redeemed..........................         (16,579)     (160,904)       (186)       (1,340)
                                              ----------  ------------  ----------  ------------
      Net Increase......................          24,486  $    244,121      20,277  $    202,466
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          52,562  $    662,507     158,567  $    744,744
      Reinvested........................          89,399     1,054,010     103,600       438,230
      Redeemed..........................        (101,072)   (1,351,186)    (82,048)     (374,748)
                                              ----------  ------------  ----------  ------------
      Net Increase......................          40,889  $    365,331     180,119  $    808,226
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................       2,012,216  $ 92,218,491   1,341,195  $ 36,038,687
      Reinvested........................          27,541     1,051,522      23,128       544,883
      Redeemed..........................        (946,284)  (39,713,768)   (575,870)  (13,239,428)
                                              ----------  ------------  ----------  ------------
      Net Increase......................       1,093,473  $ 53,556,245     788,453  $ 23,344,142
                                              ==========  ============  ==========  ============

                                                    CLASS R                   CLASS I
                                              ------------------------  ------------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES       AMOUNT       SHARES       AMOUNT
      -----------------------------           ----------  ------------  ----------  ------------
      Sold..............................          13,735  $    150,389     268,552  $  3,097,436
      Redeemed..........................          (5,441)      (65,240)   (118,709)   (1,244,422)
                                              ----------  ------------  ----------  ------------
      Net Increase......................           8,294  $     85,149     149,843  $  1,853,014
                                              ==========  ============  ==========  ============

(5)  MANAGEMENT'S USE OF ESTIMATES
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

     Contained below is per share operating performance for a share of each Class for each of the periods indicated. The information should be read in conjunction with the accompanying financial data and related notes.

                                                                        CLASS R
                                           -----------------------------------------------------------------
                                            FOR THE SIX
                                           MONTHS ENDED               FISCAL YEARS ENDED MAY 31,
                                           NOVEMBER 30,   --------------------------------------------------
                                              2001(A)       2001       2000       1999      1998      1997
                                           -------------  ---------  ---------  --------  --------  --------
      RESERVE BLUE CHIP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $12.37       $ 21.49    $ 20.84   $ 15.09    $15.46    $14.91
                                              ------       -------    -------   -------    ------    ------
      Income from investment operations
        Net investment loss..............      (0.05)        (0.20)     (0.21)    (0.23)    (0.00)    (0.17)
        Net realized and unrealized
          (loss) gain....................      (2.14)        (5.89)      5.48      7.02      2.82      0.91
                                              ------       -------    -------   -------    ------    ------
      Total from investment operations...      (2.19)        (6.09)      5.27      6.79      2.82      0.74
      Less distribution from net realized
        capital gain.....................         --         (3.03)     (4.62)    (1.04)    (3.19)    (0.19)
                                              ------       -------    -------   -------    ------    ------
      Net asset value, end of period.....     $10.18       $ 12.37    $ 21.49   $ 20.84    $15.09    $15.46
                                              ======       =======    =======   =======    ======    ======
      Total Return.......................     (35.11)%      (31.35)%    23.89%    46.62%    19.70%     5.12%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $6,456       $ 8,789    $13,911   $10,570    $8,532    $5,428
      Ratio of expenses to average net
        assets...........................       1.49%(b)      1.47%      1.45%     1.53%     1.75%     1.75%
      Ratio of net investment loss to
        average net assets...............      (0.93)%(b)    (1.13)%    (1.03)%   (0.96)%   (0.87)%   (1.13)%
      Portfolio turnover rate............         65%          145%        94%      144%      113%      109%

                                                             CLASS I
                                           --------------------------------------------
                                           FOR THE SIX       FISCAL YEAR        PERIOD
                                           MONTHS ENDED     ENDED MAY 31,       ENDED
                                           NOVEMBER 30,  --------------------  MAY 31,
                                               2001        2001       2000     1999(C)
                                           ------------  ---------  ---------  --------

      RESERVE BLUE CHIP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $ 6.06      $ 12.23    $ 13.29    $10.00
      Income from investment operations
      Net investment loss................      (0.01)       (0.04)     (0.05)    (0.32)
      Net realized and unrealized (loss)
        gain.............................      (1.05)       (3.10)      3.61      4.65
                                              ------      -------    -------    ------
      Total from investment operations...      (1.06)       (3.14)      3.56      4.33
      Less distribution from net realized
        capital gain.....................         --        (3.03)     (4.62)    (1.04)
                                              ------      -------    -------    ------
      Net asset value, end of period.....     $ 5.00      $  6.06    $ 12.23    $13.29
                                              ======      =======    =======    ======
      Total Return.......................     (34.79)%     (30.92)%    24.66%    32.90%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $1,381      $ 1,835    $ 2,104    $    2
      Ratio of expenses to average net
        assets...........................       0.93%(b)     0.92%      0.90%     0.88%(b)
      Ratio of net investment loss to
        average net assets...............      (0.38)%(b)    (0.56)%    (0.64)%   (1.12)%(b)
      Portfolio turnover rate............         65%         145%        94%      144%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                       CLASS R
                                           ---------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                 FISCAL YEARS ENDED MAY 31,
                                           NOVEMBER 30,  -------------------------------------------------
                                             2001(A)       2001       2000      1999      1998      1997
                                           ------------  ---------  --------  --------  --------  --------

      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $10.31      $ 16.44   $ 12.38    $10.46    $11.48    $14.36
                                              ------      -------   -------    ------    ------    ------
      INCOME FROM INVESTMENT OPERATIONS
      -----------------------------------
        Net investment loss..............      (0.01)       (0.02)    (0.07)    (0.27)    (0.20)    (0.07)
        Net realized and unrealized
          (loss) gain....................      (0.45)       (5.64)     8.62      4.12      2.08     (1.66)
                                              ------      -------   -------    ------    ------    ------
      Total from investment operations...      (0.46)       (5.66)     8.55      3.85      1.88     (1.73)
      Less distribution from net realized
        capital gain.....................         --        (0.47)    (4.49)    (1.93)    (2.90)    (1.15)
                                              ------      -------   -------    ------    ------    ------
      Net asset value, end of period.....     $ 9.85      $ 10.31   $ 16.44    $12.38    $10.46    $11.48
                                              ======      =======   =======    ======    ======    ======
      Total Return.......................     (35.57)%     (34.41)%   67.08%    42.22%    17.88%   (11.35)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $5,865      $ 6,941   $16,807    $4,123    $4,334    $5,477
      Ratio of expenses to average net
        assets...........................       1.57%(b)     1.56%     1.55%     1.61%     1.75%     1.75%
      Ratio of net investment loss to
        average net assets...............      (0.24)%(b)    (0.08)%   (0.74)%   (1.04)%   (0.91)%   (0.57)%
      Portfolio turnover rate............        169%         529%      629%      551%      410%      255%

                                                             CLASS I
                                           -------------------------------------------
                                            SIX MONTHS       FISCAL YEAR       PERIOD
                                              ENDED         ENDED MAY 31,      ENDED
                                           NOVEMBER 30,  -------------------  MAY 31,
                                             2001(A)       2001       2000    1999(C)
                                           ------------  ---------  --------  --------

      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $ 8.74      $ 13.98    $10.85    $10.00
                                              ------      -------    ------    ------
      Income from investment operations
        Net investment income (loss).....       0.01         0.08     (0.04)    (0.03)
        Net realized and unrealized
          (loss) gain....................      (0.37)       (4.85)     7.66      2.81
                                              ------      -------    ------    ------
      Total from investment operations...      (0.36)       (4.77)     7.62      2.78
      Less distribution from net realized
        capital gain.....................         --        (0.47)    (4.49)    (1.93)
                                              ------      -------    ------    ------
      Net asset value, end of period.....     $ 8.38      $  8.74    $13.98    $10.85
                                              ======      =======    ======    ======
      Total Return.......................     (35.23)%     (34.10)%   68.07%     8.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $  925      $   995    $1,404    $    1
      Ratio of expenses to average net
        assets...........................       1.02%(b)     1.01%     1.00%     1.06%(b)
      Ratio of net investment income
        (loss) to average net assets.....       0.32%(b)     0.61%    (0.47)%   (0.59)%(b)
      Portfolio turnover rate............        169%         529%      629%      551

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                        CLASS R
                                           ------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                   FISCAL YEARS ENDED MAY 31,
                                           NOVEMBER 30,  ----------------------------------------------------
                                             2001(A)       2001       2000       1999       1998       1997
                                           ------------  ---------  ---------  ---------  ---------  --------

      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $12.00      $ 20.41    $ 12.73    $ 13.22    $ 12.59   $ 11.26
                                              ------      -------    -------    -------    -------   -------
      Income from investment operations
        Net investment loss..............      (0.09)       (0.10)     (0.19)     (0.06)     (0.04)    (0.07)
        Net realized and unrealized
          (loss) gain....................      (1.86)       (4.51)      7.87      (0.43)      0.67      1.40
                                              ------      -------    -------    -------    -------   -------
      Total from investment operations...      (1.95)       (4.61)      7.68      (0.49)      0.63      1.33
      Less distributions from net capital
        gain.............................         --        (3.80)        --         --         --        --
                                              ------      -------    -------    -------    -------   -------
      Net asset value, end of period.....     $10.05      $ 12.00    $ 20.41    $ 12.73    $ 13.22   $ 12.59
                                              ======      =======    =======    =======    =======   =======
      Total Return.......................     (33.00)%     (26.29)%    60.33%     (3.78)%     5.00%    11.81%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $5,346      $ 9,873    $13,781    $12,310    $12,699   $12,099
      Ratio of expenses to average net
        assets...........................       1.85%(b)     1.94%      1.80%      1.87%      2.00%     2.00%
      Ratio of net investment loss to
        average net assets...............      (0.82)%(b)    (0.51)%    (0.86)%    (0.50)%    (0.39)%   (0.82)%
      Portfolio turnover rate............         45%          47%        86%       174%       114%       52%

                                                                     CLASS I
                                                         -------------------------------
                                            SIX MONTHS       FISCAL YEARS       PERIOD
                                              ENDED         ENDED MAY 31,        ENDED
                                           NOVEMBER 30,  --------------------   MAY 31,
                                             2001(B)       2001       2000      1999(C)
                                           ------------  ---------  ---------  ---------

      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $10.13      $ 17.82    $ 11.21    $ 10.00
                                              ------      -------    -------    -------
      Income from investment operations
        Net investment (loss) income.....      (0.01)        0.04      (0.04)     (0.48)
        Net realized and unrealized
          (loss) gain....................      (1.64)       (3.88)      6.65       1.69
                                              ------      -------    -------    -------
      Total from investment operations...      (1.65)       (3.84)      6.61       1.21
      Less distributions from:
        Net investment income............         --        (0.05)        --         --
        Net realized capital gain........         --        (3.80)        --         --
                                              ------      -------    -------    -------
        Total distributions..............         --        (3.85)        --         --
                                              ------      -------    -------    -------
        Net asset value, end of period...     $ 8.48      $ 10.13    $ 17.82    $ 11.21
                                              ======      =======    =======    =======
        Total Return.....................     (32.91)%     (25.83)%    58.97%     12.00%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
        Net assets end of period
          (thousands)....................     $3,905      $ 3,943    $   529    $     1
        Ratio of expenses to average net
          assets.........................       0.56%(b)     1.39%      1.25%      1.29%(b)
        Ratio of net investment (loss)
          income to average net assets...      (0.24)%(b)     0.30%    (0.58)%    (5.43)%(b)
        Portfolio turnover rate..........         45%          47%        86%       174%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                             CLASS R                CLASS I
                                      ---------------------  ---------------------
                                       SIX MONTHS   PERIOD    SIX MONTHS   PERIOD
                                         ENDED       ENDED      ENDED       ENDED
                                      NOVEMBER 30,  MAY 31,  NOVEMBER 30,  MAY 31,
                                        2001(A)     2001(D)    2001(A)     2001(D)
                                      ------------  -------  ------------  -------

      RESERVE INTERNATIONAL SMALL-CAP FUND
      ------------------------------
      Net asset value, beginning of
        period......................     $ 7.32     $10.00      $ 7.28     $10.00
                                         ------     ------      ------     ------
      Income from investment
        operations
        Net investment (loss)
          income....................      (0.01)     (0.08)       0.01      (0.04)
        Net realized and unrealized
          loss......................      (0.63)     (2.60)      (0.63)     (2.68)
                                         ------     ------      ------     ------
      Total from investment
        operations..................      (0.64)     (2.68)      (0.62)     (2.72)
                                         ------     ------      ------     ------
      Net asset value, end of
        period......................     $ 6.68     $ 7.32      $ 6.66     $ 7.28
                                         ======     ======      ======     ======
      Total Return..................     (29.09)%   (26.80)%    (28.77)%   (27.20)%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (thousands).................     $  165     $  179      $  138     $  148
      Ratio of expenses to average
        net assets(b)...............       1.82%(b)   1.80%       1.27%      1.25%(b)
      Ratio of net investment (loss)
        income to average net assets
        (b) ........................      (0.35)%(b)  (1.09)%      0.21%    (0.56)%(b)
      Portfolio turnover rate.......         78%       164%         78%       164%

                                                                       CLASS R
                                           ---------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                 FISCAL YEARS ENDED MAY 31,
                                           NOVEMBER 30,   ------------------------------------------------
                                              2001(A)       2001      2000      1999      1998      1997
                                           -------------  --------  --------  --------  --------  --------

      RESERVE LARGE CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $11.06       $17.32    $21.38    $18.16    $14.61    $10.95
                                              ------       ------    ------    ------    ------    ------
      Income from investment operations
        Net investment (loss) income.....      (0.03)       (0.10)     0.04        --     (0.03)    (0.03)
        Net realized and unrealized
          (loss) gain....................      (1.33)       (2.09)    (2.14)     3.76      3.89      3.69
                                              ------       ------    ------    ------    ------    ------
      Total from investment operations...      (1.36)       (2.19)    (2.10)     3.76      3.86      3.66
      Less distribution from:
        Net investment income............         --        (0.05)       --        --        --        --
        Net realized capital gain........         --        (4.02)    (1.96)    (0.54)    (0.31)       --
                                              ------       ------    ------    ------    ------    ------
      Total distribution.................         --        (4.07)    (1.96)    (0.54)    (0.31)       --
                                              ------       ------    ------    ------    ------    ------
      Net asset value, end of period.....     $ 9.70       $11.06    $17.32    $21.38    $18.16    $14.61
                                              ======       ======    ======    ======    ======    ======
      Total Return with management
        contribution.....................     (17.59)%     (14.10)%  (10.95)%   21.13%    26.71%    33.42%
      Total Return without management
        contribution.....................                            (11.10)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $3,223       $3,697    $5,084    $8,118    $6,786    $3,054
      Ratio of expenses to average net
        assets...........................       1.47%(b)     1.48%     1.45%     1.51%     1.75%     1.75%
      Ratio of net investment (loss)
        income to average net assets.....      (0.69)%(b)   (0.78)%    0.17%    (0.22)%   (0.36)%   (0.32)%
      Portfolio turnover rate............         36%         158%       70%       69%       25%       18%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                             CLASS I
                                           --------------------------------------------
                                            SIX MONTHS        FISCAL YEAR       PERIOD
                                               ENDED         ENDED MAY 31,      ENDED
                                           NOVEMBER 30,   -------------------  MAY 31,
                                              2001(A)       2001       2000    1999(C)
                                           -------------  ---------  --------  --------

      RESERVE LARGE CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  3.98      $  9.06   $ 12.06   $ 10.00
                                              -------      -------   -------   -------
      Income from investment operations
        Net investment (loss) income.....        0.00        (0.05)     0.11     (0.01)
        Net realized and unrealized
          (loss) gain....................       (0.48)       (0.94)    (1.15)     2.61
                                              -------      -------   -------   -------
      Total from investment operations...       (0.48)       (0.99)    (1.04)     2.60
      Less distribution from:
        Net investment income............          --        (0.07)
        Net realized capital gain........          --        (4.02)    (1.96)    (0.54)
                                              -------      -------   -------   -------
      Total distribution.................          --        (4.09)    (1.96)    (0.54)
                                              -------      -------   -------   -------
      Net asset value, end of period.....     $  3.50      $  3.98   $  9.06   $ 12.06
                                              =======      =======   =======   =======
      Total Return with management
        contribution.....................      (17.26)%     (13.59)%  (10.61)%   20.60%
      Total Return without management
        contribution.....................                             (10.71)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $ 1,473      $ 1,111   $   897   $12,042(b)
      Ratio of expenses to average net
        assets...........................        0.91%(b)     0.93%     0.90%     0.87%(b)
      Ratio of net investment (loss)
        income to average net assets.....       (0.11)%(b)    (0.21)%    0.11%   (0.38)%(b)
      Portfolio turnover rate............          36%         158%       70%       69%

                                                                      CLASS R
                                           -------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                FISCAL YEARS ENDED MAY 31,
                                           NOVMBER 30,  ------------------------------------------------
                                             2001(A)      2001      2000      1999      1998      1997
                                           -----------  --------  --------  --------  --------  --------

      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $ 38.01   $ 45.89   $ 23.61    $16.66    $15.52    $19.56
                                              -------   -------   -------    ------    ------    ------
      Income from investment operations
        Net investment loss..............       (0.22)    (0.28)    (0.30)    (0.51)    (0.39)    (0.28)
        Net realized and unrealized
          (loss) gain....................       (3.90)    (6.94)    24.81      7.46      1.53     (3.76)
                                              -------   -------   -------    ------    ------    ------
      Total from investment operations...       (4.12)    (7.22)    24.51      6.95      1.14     (4.04)
      Less distribution from net realized
        capital gain.....................          --     (0.66)    (2.23)       --        --        --
                                              -------   -------   -------    ------    ------    ------
      Net asset value, end of period.....     $ 33.89   $ 38.01   $ 45.89    $23.61    $16.66    $15.52
                                              =======   =======   =======    ======    ======    ======
      Total Return.......................      (22.79)%  (15.74)%  105.00%    41.72%     7.35%   (20.65)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $56,760   $66,028   $29,545    $6,258    $5,541    $5,789
      Ratio of expenses to average net
        assets...........................        1.58%(b)    1.55%    1.55%    1.61%     1.75%     1.75%
      Ratio of net investment loss to
        average net assets...............       (1.25)%(b)   (0.83)%   (1.19)%   (1.44)%   (1.64)%   (1.69)%
      Portfolio turnover rate............           6%       15%       38%       26%       46%       28%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                             CLASS I
                                           -------------------------------------------
                                            SIX MONTHS       FISCAL YEARS      PERIOD
                                               ENDED        ENDED MAY 31,      ENDED
                                           NOVEMBER 30,   ------------------  MAY 31,
                                              2001(A)       2001      2000    1999(C)
                                           -------------  --------  --------  --------

      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................      $ 23.46    $ 28.49    $15.05    $10.00
                                               -------    -------    ------    ------
      Income from investment operations
        Net investment loss..............        (0.08)     (0.05)    (0.11)    (0.08)
        Net realized and unrealized gain
          (loss).........................        (2.41)     (4.32)    15.78      5.13
                                               -------    -------    ------    ------
      Total from investment operations...        (2.49)     (4.37)    15.67      5.05
      Less distribution from net realized
        capital gain.....................           --      (0.66)    (2.23)       --
                                               -------    -------    ------    ------
      Net asset value, end of period.....      $ 20.97    $ 23.46    $28.49    $15.05
                                               =======    =======    ======    ======
      Total Return.......................       (22.38)%   (15.35)%  106.02%    50.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................      $19,930    $21,413    $3,545    $    2
      Ratio of expenses to average net
        assets...........................         1.02%(b)    1.00%    1.00%     1.00%(b)
      Ratio of net investment loss to
        average net assets...............        (0.69)%(b)   (0.30)%   (0.77)%   (0.89)%(b)
      Portfolio turnover rate............            6%        15%       38%       26%

                                                         CLASS R                             CLASS I
                                           -----------------------------------  ---------------------------------
                                            SIX MONTHS        FISCAL YEAR        SIX MONTHS       FISCAL YEAR
                                               ENDED         ENDED MAY 31,          ENDED        ENDED MAY 31,
                                           NOVEMBER 30,   --------------------  NOVEMBER 30,   ------------------
                                              2001(A)       2001      2001(E)      2001(A)       2001    2001(E)
                                           -------------  ---------  ---------  -------------  --------  --------

      RESERVE STRATEGIC GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $ 9.50       $ 11.59    $ 10.00      $ 9.57       $11.64    $10.00
                                              ------       -------    -------      ------       ------    ------
      Income from investment operations
        Net investment (loss) income.....      (0.03)        (0.01)     (0.06)      (0.01)        0.05     (0.02)
        Net realized and unrealized
          (loss) gain....................      (1.33)        (2.08)      1.65       (1.34)       (2.09)     1.66
                                              ------       -------    -------      ------       ------    ------
      Total from investment operations...      (1.36)        (2.09)      1.59       (1.35)       (2.04)     1.64
      Less distribution from net
        investment income................         --            --         --          --        (0.03)       --
                                              ------       -------    -------      ------       ------    ------
      Net asset value, end of period.....     $ 8.14       $  9.50    $ 11.59      $ 8.22       $ 9.57    $11.64
                                              ======       =======    =======      ======       ======    ======
      Total Return.......................     (21.20)%      (18.03)%    15.90%     (20.81)%     (17.59)%   16.40%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $1,218       $ 1,442    $ 1,663      $6,674       $8,402    $8,473
      Ratio of expenses to average net
        assets (with reimbursement)......         --            --         --          --         0.86%       --
      Ratio of expenses to average net
        assets (without reimbursement)...       1.47%(b)      1.46%      1.45%       0.92%(b)     0.91%     1.00%
      Ratio of net investment (loss)
        income to average net assets.....      (0.69)%(b)    (0.10)%    (0.63)%     (0.14)%(b)    0.48%    (0.44)%
      Portfolio turnover rate............          5%           12%         2%          5%          12%        2%

---------------

(a)  Unaudited.
(b)  Annualized.
(c)  From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(d)  From August 1, 2000 (Commencement of Operations) to November 30, 2000.
(e)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.